Interbank Loans (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Interbank Loans, Net
a)	As of December 31, 2019 and 2018, the balances presented under the item "Interbank loans, net" are as follow:

	As of December 31,
	2019	2018
	MCh$	MCh$
Local banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotals	—	—
Foreign banks
Interbank cash loans	37,048	30,507
Loans to foreign banks	755	5,594
Non-transferable deposits with foreign banks	18,832	65,556
Allowances for loans losses	(239)	(463)
Subtotals	56,396	101,194
Chilean Central Bank
Deposits with the Chilean Central Bank not available (*)	—	240,050
Subtotals	—	240,050
Totals	56,396	341,244

(*)    These are deposits that do not qualify as time deposits

Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks

b) Movements in allowances and impairment for interbanks loans during the year ended December 31, 2019 and 2018 are detailed as follows:

	Interbank loans allowances
	2019				2018
	Stage 1	Stage 2	Stage 2		Stage 1	Stage 2	Stage 2
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	463	—	—	463	208	—	—	208
Changes in the allowances
- Transfer to stage 1	—	—	—	—	—	—	—	—
- Transfer to stage 2	—	—	—	—	—	—	—	—
- Transfer to stage 3	—	—	—	—	—	—	—	—
- Increases due to change in credit risk	—	—	—	—	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—	—	—	—	—
- Charge-offs	—	—	—	—	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—
New financial assets originated or purchased	316	—	—	316	344	—	—	344
Financial assets that have been derecognized	(574)	—	—	(574)	(131)	—	—	(131)
Changes in models/risk parameters	—	—	—	—	—	—	—	—
Foreign exchange and other movements	34	—	—	34	42	—	—	42
Ending balances as of December 31,	239	—	—	239	463	—	—	463